Capital Assets (Schedule) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 1,696,982,000	$ 1,649,626,000
Accumulated amortization	767,871,000	721,076,000
Net book value	929,111,000	928,550,000
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	122,291,000	133,716,000
Accumulated amortization	0	0
Net book value	122,291,000	133,716,000
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	255,967,000	275,452,000
Accumulated amortization	71,455,000	72,795,000
Net book value	184,512,000	202,657,000
Vehicles And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	921,931,000	842,994,000
Accumulated amortization	459,607,000	412,138,000
Net book value	462,324,000	430,856,000
Containers And Compactors [Member]
Property, Plant and Equipment [Line Items]
Cost	366,000,000	364,978,000
Accumulated amortization	212,581,000	209,764,000
Net book value	153,419,000	155,214,000
Furniture Fixtures And Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	30,793,000	32,486,000
Accumulated amortization	24,228,000	26,379,000
Net book value	$ 6,565,000	$ 6,107,000